Note Goodwill and other intangible assets (Components of other intangible assets subject to amortization) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets
Gross Amount	$ 72,627	$ 72,907
Finite Lived Intangible Assets Accumulated Amortization	51,958	43,398
Finite-Lived Intangible Assets, Net	20,669	29,509
Core deposits
Finite-Lived Intangible Assets
Core deposits - Gross	37,224	37,224
Finite Lived Intangible Assets Accumulated Amortization	26,070	22,347
Finite-Lived Intangible Assets, Net	11,154	14,877
Other customer relationship
Finite-Lived Intangible Assets
Customer relationships - Gross	34,915	35,683
Finite Lived Intangible Assets Accumulated Amortization	25,847	21,051
Finite-Lived Intangible Assets, Net	9,068	$ 14,632
Trademarks
Finite-Lived Intangible Assets
Gross Amount	488
Finite Lived Intangible Assets Accumulated Amortization	41
Finite-Lived Intangible Assets, Net	$ 447